INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Carrying Amount	$ 510	$ 466
Accumulated Amortization	422	396
Net	88	70
Amortization expense	21	23	30
Estimated future amortization expense
2014	15
2015	8
2016	8
2017	7
2018	6
Patents, trademarks and technology
Intangible Assets
Carrying Amount	384	355
Accumulated Amortization	339	318
Net	45	37
Licenses and other agreements
Intangible Assets
Carrying Amount	52	41
Accumulated Amortization	19	16
Net	33	25
Non-compete agreements
Intangible Assets
Carrying Amount	4	2
Accumulated Amortization	2	2
Net	2
Other intangibles
Intangible Assets
Carrying Amount	70	68
Accumulated Amortization	62	60
Net	$ 8	$ 8